UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       H Partners Management, LLC

Address:    888 Seventh Avenue, 29th Floor
            New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lloyd Blumberg
Title:      Chief Operating Officer
Phone:      (212) 265-4200

Signature, Place and Date of Signing:


 /s/  Lloyd Blumberg           New York, New York           May 8, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $ 1,288,789
                                       (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name

1     028-13041              H Partners, LP
2     028-14314              H Offshore Fund, Ltd.
3     028-14309              H Partners Phoenix SPV Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                    H PARTNERS MANAGEMENT, LLC
                                                          March 31, 2013
COLUMN 1                        COLUMN  2     COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                          VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------               --------------    -----      -------   -------    --- ----   ----------  -----    ----      ------ ----
BOYD GAMING CORP             COM              103304101    31,840    3,850,000 SH         DEFINED     1, 2      3,850,000 0     0
GRACE W R & CO DEL NEW       COM              38388F108    96,888    1,250,000 SH         DEFINED     1, 2      1,250,000 0     0
REMY INTL INC                COM              759663107    52,650    2,912,070 SH         DEFINED     1, 2      2,912,070 0     0
SIX FLAGS ENTMT CORP NEW     COM              83001A102   925,765   12,772,698 SH         DEFINED     1, 2, 3  12,772,698 0     0
TEMPUR PEDIC INTL INC        COM              88023U101   181,646    3,660,000 SH         DEFINED     1, 2      3,660,000 0     0

SK 26251 0001 1374591